Related Party Transactions - Summary of Loans to Directors, Executive Officers and Their Related Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Balance, at beginning of the year	$ 21,720	$ 12,667
Disbursements during the year	4,722	12,901
Collections during the year	(7,234)	(3,848)
Balance,at end of the year	$ 19,208	$ 21,720